Consolidated Statements of Comprehensive Loss (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net impact to net actuarial gains (losses)	$ 12	$ 11	$ (3)
Net income tax expense (recovery) relating to gains (losses) on financial instruments	(3)	0	0
Net of income tax (recovery) expense	(138)	(55)	8
Net of reclassification of income tax expense (recovery)	$ 26	$ (2)	$ (31)